Schedule of Amounts Due to Related Parties (Details)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Gaderway Investments Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	$ 39,190	$ 306,110	$ 306,110

[1]	Gaderway Investments Limited, the shareholder of the Company. The balance represented the amount advance to the Company. These amounts were unsecured, interest-free and repayable on demand.